East West Securities Company, Inc.

Annual Report for the Period July 26, 2000
(Commencement of Operations) through
December 31, 2000 and Independent Auditors' Report

EAST WEST SECURITIES COMPANY, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

INDEPENDENT AUDITORS' REPORT                                                   1

FINANCIAL STATEMENTS OF EAST WEST SECURITIES COMPANY, INC.:

  Schedule of Investments                                                      2

  Statement of Assets and Liabilities                                          5

  Statement of Operations                                                      6

  Statements of Changes in Net Assets                                          7

  Statement of Cash Flows                                                      8

  Financial Highlights                                                         9

  Notes to Financial Statements                                               10

INDEPENDENT AUDITORS' REPORT

To the Shareholder and
Board of Directors of
East West Securities Company, Inc.:

We have audited the accompanying statement of assets and liabilities of East West Securities Company, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2000, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period July 26, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, through physical inspection and by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of East West Securities Company, Inc. as of December 31, 2000, and the results of its operations, changes in its net assets, its cash flows and financial highlights for the period July 26, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche, LLP

Los Angeles, California
February 28, 2001

EAST WEST SECURITIES COMPANY

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                        (1)          % of        Interest Rate       Maturity Date
                                                      Cost Basis     Fair Value    Net Assets        Range               Range
                                                     ------------   ------------   ----------    --------------      -------------
Investment in EW Assets, LLC (Notes 1,2 and 3):
  Money market deposit account                       $104,897,431   $104,897,431     12.95%          6.25%                n/a
  Commercial real estate loans, fixed rate              7,225,140      7,295,618      0.90%      8.00% - 10.36%    10/2001 - 8/2014
  Commercial real estate loans, variable rate:
     6-month Treasury Bill                                501,935        468,396      0.06%      8.55% - 9.45%      6/2008 - 3/2030
     6-month Libor                                      4,146,914      4,136,573      0.51%      9.13% - 9.75%      6/2002 - 4/2011
     6-month Certificate of Deposit                     3,051,620      3,044,010      0.38%      8.22% - 8.36%      5/2015 - 8/2015
     1-year Constant Maturity Treasury                  1,600,166      1,511,805      0.19%      7.75% - 9.25%      6/2029 - 6/2030
     Cost of Funds Index                                1,757,671      1,760,590      0.22%      7.76% - 9.09%      9/2001 - 1/2014
     Bank of America Prime Rate                        96,639,641     96,544,597     11.92%      7.75% - 12.50%     8/2000 - 12/2028
  Commercial business loans, BofA Prime                   101,900        100,160      0.01%         11.00%              5/2001
                                                     ------------   ------------     ------
        Subtotal - Investment in EW Assets, LLC       219,922,418    219,759,180     27.12%
                                                     ------------   ------------     ------

Investment in EW Assets 2, LLC (Notes 1,2 and 3):
  Commercial real estate loans, fixed rate              2,260,842      2,241,350      0.28%          8.00%              6/2009
  Commercial real estate loans, variable rate:
     1-month Libor                                      3,051,189      3,044,019      0.38%      9.81% - 10.06%     4/2004 - 9/2006
     6-month Libor                                     15,492,550     15,381,157      1.90%      7.99% - 10.50%     1/2001 - 1/2009
     6-month Certificate of Deposit                     8,503,110      8,481,906      1.05%      8.80% - 9.47%      4/2015 - 11/2016
     Bank of America Prime Rate                        78,703,241     77,589,475      9.58%      8.00% - 12.00%     9/2001 - 1/2010
                                                     ------------   ------------     ------
        Subtotal - Investment in EW Assets 2, LLC     108,010,932    106,737,907     13.17%
                                                     ------------   ------------     ------

Investment in EW Assets 3, LLC (Notes 1, 2 and 3):
  Commercial real estate loans, fixed rate             45,056,346     44,217,298      5.46%      7.38% - 10.25%     6/2001 - 8/2009
  Commercial real estate loans, variable rate:
     1-month Libor                                     24,189,381     24,191,438      2.99%      9.31% - 10.06%     6/2001 - 12/2004
     6-month Libor                                     23,185,549     23,256,972      2.87%      8.50% - 10.26%    12/2003 - 10/2007
     6-month Certificate of Deposit                     8,372,076      8,351,198      1.03%      8.80% - 9.47%      11/2015 - 8/2016
     1-year Constant Maturity Treasury                 12,400,844     12,436,821      1.54%      8.28% - 8.83%      10/2005 - 5/2007
                                                     ------------   ------------     ------
        Subtotal - Investment in EW Assets 3, LLC     113,204,196    112,453,727     13.88%
                                                     ------------   ------------     ------

(1) All investments are valued under procedures established by the Board of Directors.

EAST WEST SECURITIES COMPANY

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                          (1)          % of      Interest Rate      Maturity Date
                                                       Cost Basis      Fair Value   Net Assets       Range              Range
                                                       ----------      ----------   ----------   --------------     -------------
Investment in EW Assets 4, LLC (Notes 1, 2 and 3):
  Commercial real estate loans, fixed rate             33,607,382      33,220,697      4.10%      7.75% - 9.65%    3/2002 - 6/2009
  Commercial real estate loans, variable rate:
     6-month Libor                                      1,046,790       1,044,180      0.13%           9.88%            2/2002
     6-month Certificate of Deposit                     7,859,263       7,839,663      0.97%      8.80% - 9.44%    9/2015 - 7/2018
     Bank of America Prime Rate                        12,929,191      12,741,155      1.57%      9.63% - 10.00%   5/2004 - 5/2009
  Construction loans, fixed rate                        2,900,000       2,896,561      0.36%          10.00%           12/2000
  Construction loans, variable rate:
     1-month Libor                                      3,184,938       3,196,206      0.39%           10.06%           3/2002
     6-month Libor                                     27,526,104      27,588,467      3.41%      9.20% - 9.89%    1/2001 - 12/2001
     Bank of America Prime Rate                        21,080,255      21,095,799      2.60%      9.50% - 11.50%   12/2000 - 3/2005
     First Central Bank Prime Rate                      1,290,120       1,288,590      0.16%          11.00%            4/2001
                                                      -----------     -----------     ------
        Subtotal - Investment in EW Assets 4, LLC     111,424,043     110,911,318     13.69%
                                                      -----------     -----------     ------

Investment in EW Assets 5, LLC (Notes 1,2 and 3):
  Commercial real estate loans, variable rate:
     6-month Libor                                      7,157,796       7,139,946      0.88%      8.75% - 9.50%    5/2002 - 5/2011
     6-month Certificate of Deposit                     1,370,486       1,367,069      0.17%           9.58%            3/2008
  Commercial business loans, fixed rate                21,942,282      22,772,466      2.81%      5.39% - 11.75%   12/2000 - 3/2004
  Commercial business loans, variable rate:
     3-month Libor                                     18,009,674      18,170,332      2.24%           9.40%            6/2002
     Bank of America Prime Rate                        43,657,424      43,591,728      5.38%      8.50% - 12.50%   9/2000 - 8/2026
     First Central Bank Prime Rate                         88,655          92,185      0.01%          12.50%            7/2001
  Commercial syndication loans, variable rate          12,024,688      12,236,755      1.51%      8.31% - 12.00%   11/2003 - 3/2009
  Construction loans, fixed rate                          229,896         231,637      0.03%           7.75%           11/2001
  Construction loans, variable rate, Bof A Prime       11,883,746      12,050,578      1.49%      9.88% - 10.50%   5/2001 - 7/2005
  Personal loans, fixed rate                              133,273         126,566      0.02%      6.88% - 9.75%    1/2001 - 12/2002
  Personal loans, variable rate, BofA Prime             2,403,861       2,405,919      0.30%     10.25% - 12.00%   2/2001 - 2/2005
  Small business loans, variable rate, BofA Prime       2,024,681       2,011,618      0.25%     10.50% - 13.25%   11/2000 - 5/2025
                                                      -----------     -----------     ------
        Subtotal - Investment in EW Assets 5, LLC     120,926,462     122,196,799     15.08%
                                                      -----------     -----------     ------

(1) All investments are valued under procedures established by the Board of Directors.

EAST WEST SECURITIES COMPANY

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                        (1)           % of       Interest Rate       Maturity Date
                                                    Cost Basis       Fair Value     Net Assets       Range               Range
                                                   ------------     ------------    ----------   --------------      -------------
Investment in EW Assets 6, LLC (Notes 1, 2 and 3):
  Commercial real estate loans, variable rate:
     6-month Libor                                    4,650,766        4,639,168       0.57%      9.06% - 9.25%    12/2006 - 6/2012
     6-month Certificate of Deposit                   3,879,205        3,869,531       0.48%      8.85% - 9.00%    10/2006 - 8/2007
  Commercial business loans, fixed rate               5,600,642        5,617,436       0.69%      7.75% - 10.50%   1/2001 - 8/2008
  Commercial business loans, variable rate:
     6-month Libor                                    1,446,388        1,462,719       0.18%      9.42% - 9.71%         5/2004
     1-year Constant Maturity Treasury                  987,252          994,030       0.12%           8.79%           11/2007
     Bank of America Prime Rate                      18,532,909       18,117,451       2.24%      4.75% - 15.50%   12/2000 - 6/2013
     First Central Bank Prime Rate                    1,182,250        1,194,399       0.15%     11.00% - 12.50%   1/2001 - 3/2004
  Trade finance loans, fixed rate                     5,730,804        5,655,939       0.70%      6.30% - 8.35%    2/2001 - 11/2001
  Trade finance loans, variable rate:
     Bank of America Prime Rate                      71,628,976       71,317,905       8.80%      8.75% - 11.50%   11/2000 - 1/2002
     First Central Bank Prime Rate                      249,075          249,222       0.03%          11.75%           10/2001
                                                   ------------     ------------     -------
        Subtotal - Investment in EW Assets 6, LLC   113,888,267      113,117,800      13.96%
                                                   ------------     ------------     -------

   Total Investments                                787,376,318      785,176,731      96.91%
   Excess of cash and receivables over payables      25,017,886       25,017,886       3.09%
                                                   ------------     ------------     -------
      Net Assets                                   $812,394,204     $810,194,617     100.00%
                                                   ============     ============     =======

(1) All investments are valued under procedures established by the Board of Directors.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments, at fair value (cost $787,376,318)                            $ 785,176,731
  Cash                                                                            814,316
  Receivables:
     Principal paydowns (Note 2)                                               14,839,895
     Interest payments (Note 2)                                                 5,079,008
     Interest due from borrowers                                                5,158,200
     Fee income and borrower advances (Note 2)                                     85,378
  Other assets                                                                        350
                                                                            -------------
     Total assets                                                             811,153,878
                                                                            -------------

LIABILITIES:
  Accrued expenses (Note 2)                                                       941,150
  Other liabilities                                                                18,111
                                                                            -------------
     Total liabilities                                                            959,261
                                                                            -------------

NET ASSETS                                                                  $ 810,194,617
                                                                            =============

Net Assets Consist of:
  Common stock, par value ($0.001 per share)                                $       8,124
  Additional paid-in capital                                                  812,827,389
  Overdistributed earnings                                                       (441,309)
  Net unrealized loss on investments                                           (2,199,587)
                                                                            -------------
     Net assets (equivalent to $99.73 per share based on 8,123,942 shares
          of capital stock outstanding; 20,000,000 shares authorized)       $ 810,194,617
                                                                            =============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM JULY 26, 2000 (COMMENCEMENT OF OPERATIONS)
   THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest and fees on loans                                   $ 30,266,551
  Interest on money market deposit accounts                       2,764,766
                                                               ------------
     Total investment income                                     33,031,317
                                                               ------------

EXPENSES:
  Loan servicing fees (Note 2)                                    1,418,854
  Accounting fees (Note 2)                                          172,491
  Asset custodial fees (Note 2)                                      68,997
  Professional fees                                                  40,141
  Registration fees                                                  35,000
  Directors' fees                                                    12,500
  Insurance expense                                                   9,322
  Miscellaneous expenses                                              1,150
                                                               ------------
     Total expenses                                               1,758,455
                                                               ------------
        Net investment income                                    31,272,862
                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net unrealized depreciation/loss on investments                (2,199,587)
                                                               ------------
        Net increase in net assets resulting from operations   $ 29,073,275
                                                               ============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 26, 2000 (COMMENCEMENT OF OPERATIONS)
   THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                     $  31,272,862
  Net unrealized loss on investments                           (2,199,587)
                                                            -------------
     Net increase in net assets resulting from operations      29,073,275
                                                            -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                    (31,272,862)
                                                            -------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of shares                                          812,394,204
  Retirement of shares                                             (1,000)
                                                            -------------
     Net increase from capital share transactions             812,393,204
                                                            -------------

     Total increase in net assets                             810,193,617

NET ASSETS:
  Beginning of period                                               1,000
                                                            -------------
  End of period                                             $ 810,194,617
                                                            =============


SUMMARY OF CAPITAL TRANSACTIONS:
  Shares issued                                                 8,123,942
  Shares retired                                                      (10)
                                                            -------------
     Net increase in shares outstanding                         8,123,932
     Number of shares at beginning of period                           10
                                                            -------------
     Number of shares at end of period                          8,123,942
                                                            =============

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF CASH FLOWS
FOR THE PERIOD FROM JULY 26, 2000 (COMMENCEMENT OF OPERATIONS)
   THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

Cash Flows from Operating Activities:
  Net increase in assets from operations               $  29,073,275
  Purchase of money market deposit investments           (77,946,621)
  Purchase of loans                                      (51,331,402)
  Paydowns on loans                                      154,295,910
  Increase in receivables and other assets               (25,162,832)
  Increase in accrued expenses and other liabilities         959,261
  Unrealized loss on investments                           2,199,587
                                                       -------------
     Net cash provided by operating activities            32,087,178
                                                       -------------

Cash Flows from Financing Activities:
  Proceeds from retired shares                                (1,000)
  Payment of cash dividends                              (31,272,862)
                                                       -------------
     Net cash used in financing activities               (31,273,862)
                                                       -------------

  Net increase in cash                                       813,316
  Cash at beginning of period                                  1,000
                                                       -------------
  Cash at end of period                                $     814,316
                                                       =============

Supplemental disclosure of cash flow information:
  Noncash financing activities not included herein consist of $25,000,000 in short-term investments and $787,394,204 in loans transferred from East West Bank in exchange for issued shares.

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM JULY 26, 2000 (COMMENCEMENT OF OPERATIONS)
   THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

Per Share Operating Performance:
  Net asset value, beginning of period                          $    100.00
  Income from investment operations:
    Net investment income                                              3.85
    Net unrealized loss on investments                                (0.27)
                                                                -----------
       Increase in net asset value from investment operations          3.58
                                                                -----------
  Less distributions from net investment income                       (3.85)
                                                                -----------
  Net asset value, end of period                                $     99.73
                                                                ===========

Total Return (1):                                                      3.58%

Ratios and Supplemental Data:
  Net assets, end of period (000s)                              $   810,195
  Ratios to average net assets (2):
     Expenses                                                          0.52%
     Net investment income                                             9.18%

  Portfolio turnover rate                                              0.00%

(1)   Not annualized.
(2)   Annualized.

See accompanying notes to financial statements.

EAST WEST SECURITIES COMPANY, INC.

NOTES TO FINANCIAL STATEMENTS
PERIOD FROM JULY 26, 2000 THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      East West Securities Company, Inc. (the "Fund") was incorporated under the general laws of the State of Maryland on July 13, 2000, and is a non-diversified, closed-end, management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income consistent with preservation of capital. The Fund intends to meet its objective by investing in a portfolio of medium to high quality investments. Under normal market conditions, the Fund will invest substantially all of its assets in (i) construction and development loans, (ii) mortgage-backed securities, (iii) collateralized mortgage obligations ("CMOs"), (iv) asset-backed securities, (v) corporate debt securities, (vi) U.S. government agency securities, (vii) U.S. Treasury securities, (viii) residential mortgage loans, (ix) commercial real estate loans, (x) commercial business loans, (xi) international loans, and (xii) limited liability companies that invest in such obligations.

      At December 31, 2000, the Fund was the sole member in six limited liability companies, namely EW Assets, LLC, EW Assets 2, LLC, EW Assets 3, LLC, EW Assets 4, LLC, EW Assets 5, LLC and EW Assets 6, LLC (the "LLCs"). These companies invest primarily in loans and money market deposit accounts.

      EWSC Holdings, LLC, a California limited liability company, owns 100% of the voting shares of the Fund and is a subsidiary of East West Bank (the "Bank"), a state-chartered bank headquartered in San Marino, California. The Bank is a subsidiary of East West Bancorp, Inc., a financial holding company incorporated in the state of Delaware.

      Investment Valuation - The Fund will use market quotes to value its investments when the Fund believes that multiple and reliable market quotes are available and reflect current value. Securities and investments for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors and such fair value is based on discounted cash flow models and the Fund's valuation procedures. Fair value estimates are based on judgments regarding interest rate and prepayment risk, and other risk characteristics. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

      Income Taxes - The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

      Dividends and Distributions to Shareholder - The Fund has and intends to make an annual distribution to its shareholder from net investment income. Net investment income of the Fund consists of all interest and other income accrued on portfolio assets less all expenses of the Fund allocable thereto. Dividends and distributions to the shareholder are recorded on the ex-dividend date.

      Investment Transactions and Related Investment Income - The Fund records investment transactions based on a trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated lives of the investments.

      Use of Estimates - Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, increases and decreases in net assets from operations, and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

2.    FEES AND TRANSACTIONS WITH RELATED PARTIES

      The Fund has entered into a Fund Accounting Agreement with the Bank. Pursuant to this agreement, the Bank serves as fund accountant, transfer agent and dividend disbursing agent for the Fund. Services provided by the Bank in this capacity include, but are not limited to: maintaining of books and records required to be maintained by the Fund; performing of certain accounting services, including a monthly download of financial statements; preparing of special reports and performing of special services that may be requested by the Fund; establishing and maintaining accounts of the shareholder; periodically monitoring the number of shares issued and outstanding; and effecting payments of dividends or distributions declared by the Board of Directors (the "Board"). For these services, the Fund pays the Bank an annual fee of 0.05% of the Fund's average daily total assets plus the Bank's reasonable out-of-pocket expenses incurred in the performance of its services. All fees are accrued monthly and paid quarterly. At December 31, 2000, accrued unpaid fund accounting fees totaled $102,948.

      The Fund has entered into a Custodian Contract with the Bank for asset custodial services related to the Fund's portfolio of cash and investments. In this capacity, the Bank maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Fund pays the Bank an annual fee of 0.02% of the Fund's average daily total assets. All fees are accrued monthly and paid quarterly. At December 31, 2000, accrued unpaid asset custodial fees totaled $41,179.

      In addition to fund accounting and asset custodial services, the Bank also provides services related to the servicing and maintenance of loan accounts to each of the limited liability company investments owned by the Fund. In its capacity as loan servicing agent, the Bank collects principal and interest payments on loans, related loan fee income, escrow and other borrower advances on behalf of the LLCs. These amounts are collected daily by the Bank and remitted to the LLCs on a monthly basis. Receivable balances due from the Bank related to principal and interest payments on loans, loan fees, escrow and other borrower advances totaled $20,004,281 at December 31, 2000. For services related to the servicing and maintenance of loan accounts, the LLCs pay the Bank an annual fee of 0.50% of the LLCs' average daily total loans. All fees are accrued monthly and paid quarterly. At December 31, 2000, accrued unpaid loan servicing fees totaled $797,023.

      The Fund's investment and portfolio manager (the "Manager") is an employee of the Fund and the Bank. There is no management contract between the Fund and the Manager. In this capacity, subject to policies determined by the Board, the Manager may furnish continuously an investment program for the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the

      Board, the Manager also manages, supervises, and conducts the other affairs and business of the Fund and places all orders for the purchase and sale of the Fund's portfolio securities. The Bank incurs all compensation and other expenses for the services rendered by the Manager.

      Certain directors and officers of the Fund are also affiliated with the Bank. No such persons received any remuneration directly from the Fund.

      On July 24, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for 10 shares of the Fund's common stock which were subsequently redeemed. On July 26, 2000, the Bank contributed $812.4 million in assets to the Fund.

3.    LOANS

      The Fund's loan portfolio is comprised primarily of fixed and variable rate commercial real estate, construction, commercial business and trade finance loans. The loans are not concentrated in any specific industry. Substantially all of the Fund's real estate loans are located in California.

      At December 31, 2000, one commercial real estate loan and four commercial business loans with a combined market value of approximately $222,000 were on nonaccrual status.

4.    INVESTMENT TRANSACTIONS

      Purchases of investments (excluding short-term securities) were $51,331,402 during the period ended December 31, 2000. There were no sales of investments during the same period.

      The U.S. federal income tax basis of the Fund's investments at December 31, 2000 was $788,103,653, and net unrealized depreciation for U.S. federal income tax purposes was $2,926,922 (gross unrealized appreciation $2,214,740; gross unrealized depreciation $5,141,662).

5.    DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid to its shareholder during the period ended December 31, 2000 was an ordinary income of $30,831,553. The remaining $441,309 in distributions paid to its shareholder during the same period will be a tax distribution of ordinary income for the year ended December 31, 2001. There were no long-term capital gains and returns of capital for the period ended December 31, 2000.

      Tax Information (Unaudited)

      The Fund is required to advise shareholders of the Fund within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended December 31, 2000, the Fund paid a net investment income distribution of $30,831,553 to its shareholder.